OPERATING SGEMENTS (Tables)	12 Months Ended
Jun. 30, 2021
Operating Segments [abstract]
Disclosure of operating segments Explanatory
Other
2021 reconciling
Amounts in R million Ergo FWGR items

Total
Financial performance
Revenue (External) 3,943.0 1,326.0 - 5,269.0
Cash operating costs (2,666.5) (406.2) - (3,072.7)
Movement in gold in process and finished inventories - Gold Bullion (31.9) 6.3 - (25.6)
Segment operating profit 1,244.6 926.1 - 2,170.7
Administration expenses and other costs 15.0 1.8 (80.8) (64.0)
Interest income

1
1.3 0.1 107.7 109.1
Dividends received 7.1 - 69.0 76.1
Interest expense

2
(4.2) (0.3) (12.9) (17.4)
Current tax (196.1) (227.6) - (423.7)
Working profit before additions to property, plant and equipment 1,067.7 700.1 83.0 1,850.8
Additions to property, plant and equipment (250.9) (143.3) (1.5) (395.7)
Working profit after additions to property, plant and equipment 816.8 556.8 81.5 1,455.1
1

Interest income excludes the unwinding of the Payments

made under protest
2

Interest expense excludes the discount recognised on

the initial recognition of the Payments made under

protest and unwinding of provision for
environmental rehabilitation
Reconciliation of cost of sales to cash operating costs

Cost of sales

(2,871.0) (517.2) - (3,388.2)
- Depreciation

135.6 115.6 1.3 252.5
- Change in estimate of environmental rehabilitation recognised in profit or loss (7.2) - (5.2) (12.4)
- Movement in gold in process and finished inventories - gold Bullion 31.9 (6.3) - 25.6
- Ongoing rehabilitation expenditure 46.6 1.7 - 48.3
- Care and maintenance - - 3.9 3.9
- Other operating income/(costs)

(2.4) - - (2.4)
Cash operating costs (2,666.5) (406.2) - (3,072.7)
Reconciliation of profit for the year to working profit before additions to property, plant and equipment
Profit for the year 751.7 528.8 159.4 1,439.9
- Deferred tax 66.6 37.4 (4.0) 100.0
- Net other operating costs/(income) 45.4 24.2 (68.1) 1.5
- Ongoing rehabilitation expenditure 46.6 1.7 - 48.3
- Discount recognised on Payments made under protest including subsequent unwinding 2.6 - - 2.6
- Unwinding of provision for environmental rehabilitation 34.2 9.5 1.0 44.7
- Growth in investment in environmental obligation funds (7.7) (17.1) (1.4) (26.2)
- Other income (0.1) - - (0.1)
- Change in estimate of environmental rehabilitation recognised in profit or loss (7.2) - (5.2) (12.4)
- Depreciation 135.6 115.6 1.3 252.5
Working profit before additions to property, plant and equipment 1,067.7 700.1 83.0 1,850.8
Statement of cash flows
Cash inflows from operating activities 842.2 649.7 81.5 1,573.4
Cash outflows from investing activities (290.8) (149.2) (6.6) (446.6)
Cash (outflows)/inflows from financing activities (549.9) (501.4) 397.8 (653.5)
Reconciliation of adjusted EBITDA
Profit for the year 1,439.9
Income tax 523.7
Profit before tax 1,963.6
Finance expense 69.5
Finance income (216.2)
Results from operating activities 1,816.9
Depreciation 252.5
Share-based payment benefit (28.3)
Change in estimate of environmental rehabilitation recognised in profit or loss (12.4)
Gain on disposal of property, plant and equipment (0.1)
IFRS 16 lease payments
' 1
(15.8)
Transaction costs 3.1
Adjusted EBITDA

2
2,015.9
1

The amended RCF includes IFRS 16 lease payments

in the calculation of the adjusted EBITDA
2

Adjusted EBITDA (that was considered from the year ended

30 June 2019 following the initial RCF agreement)

may not be comparable to
similarly titled measures of other companies. Adjusted

EBITDA is not a measure of performance

under IFRS and should be considered in
addition to, and not as a substitute for, other measures of financial performance and liquidity.
Other
2020 reconciling
Amounts in R million Ergo FWGR items

Total
Financial performance
Revenue (External) 3,064.3 1,120.7 - 4,185.0
Cash operating costs (2,274.0) (352.0) - (2,626.0)
Movement in gold in process and finished inventories - Gold Bullion 1.8 1.3 - 3.1
Segment operating profit 792.1 770.0 - 1,562.1
Administration expenses and other costs

(131.6) (20.7) (157.6) (309.9)
Interest income

1
13.9 2.9 46.3

3
63.1

3
Dividends received - - 4.3

3
4.3

3
Interest expense

2
(5.2) - (4.5) (9.7)
Current tax (145.8) (117.4) - (263.2)
Working profit/(loss) before additions to property, plant and equipment 523.4 634.8 (111.5) 1,046.7
Additions to property, plant and equipment (114.4) (68.0) (0.3) (182.7)
Working profit/(loss) after additions to property, plant and equipment 409.0 566.8 (111.8) 864.0
1

Interest income excludes the unwinding of the Payments

made under protest
2

Interest expense excludes the discount recognised on

the initial recognition of the Payments made under

protest and unwinding of provision
for environmental rehabilitation
3

During 2021, the Group disaggregated “Interest

income” into “Interest income” and “Dividends

received” respectively to present material
dividends received
Reconciliation of cost of sales to cash operating costs
Cost of sales (2,453.4) (473.3) (11.2) (2,937.9)
- Depreciation 150.4 119.6 0.8 270.8
- Change in estimate of environmental rehabilitation recognised in profit or loss (19.1) (2.1) (0.7) (21.9)
- Movement in gold in process and finished inventories - gold Bullion (1.8) (1.3) - (3.1)
- Ongoing rehabilitation expenditure 22.3 2.0 - 24.3
- Care and maintenance - - 11.1 (11.1)
- Other operating income/(costs) 27.6 3.1 - 30.7
Cash operating costs (2,274.0) (352.0)
- -
(2,626.0)
Reconciliation of profit/(loss) for the year to working profit/(loss) before additions to property, plant and equipment
Profit/(loss) for the year 297.1 424.9 (87.0) 635.0
- Deferred tax (6.6) 86.5 0.8 80.7
- Net other operating costs/(income) 51.5 14.8 (24.5) 41.8
- Ongoing rehabilitation expenditure 22.3 2.0 - 24.3
- Discount recognised on Payments made under protest including subsequent unwinding 3.2 - - 3.2
- Unwinding of provision for environmental rehabilitation 36.5 14.3 1.2 52.0
- Growth in investment in environmental obligation funds (11.2) (25.2) (2.1) (38.5)
- Other income (0.7) - - (0.7)
- Change in estimate of environmental rehabilitation recognised in profit or loss (19.1) (2.1) (0.7) (21.9)
- Depreciation 150.4 119.6 0.8 270.8
Working profit/(loss) before additions to property, plant and equipment 523.4 634.8 (111.5) 1,046.7
Statement of cash flows
Cash inflows from operating activities 546.1 563.1 19.7 1,128.9
Cash outflows from investing activities (135.7) (60.1) (6.7) (202.5)
Cash (outflows)/inflows from financing activities (405.5) (500.8) 1,415.5 509.2
Reconciliation of adjusted EBITDA
Profit for the year 635.0
Income tax 343.9
Profit before tax 978.9
Finance expense 68.8
Finance income (109.8)
Results from operating activities 937.9
Depreciation 270.8
Share-based payment expense 224.1
Change in estimate of environmental rehabilitation recognised in profit or loss (21.9)
Gain on disposal of property, plant and equipment (0.7)
Transaction costs 1.4
Adjusted EBITDA

1
1,411.6
1
Adjusted EBITDA (that was considered from the year ended

30 June 2019 following the initial RCF agreement)

may not be comparable to
similarly titled measures of other companies. Adjusted

EBITDA is not a measure of performance

under IFRS and should be considered in
addition to, and not as a substitute for, other measures of financial performance and liquidity.
Other
2019 reconciling
Amounts in R million Ergo FWGR items

Total
Financial performance
Revenue (External) 2,577.5 184.6 - 2,762.1
Cash operating costs (2,311.1) (111.8) - (2,422.9)
Movement in gold in process and finished inventories - Gold Bullion 16.4 16.2 - 32.6
Segment operating profit 282.8 89.0 - 371.8
Retrenchment costs (1.6) (4.7) - (6.3)
Administration expenses and other costs (12.0) (2.3) (76.6) (90.9)
Interest income

1
6.5 - 10.4 16.9

1
Interest expense

2
(2.4) - (3.2) (5.6)

2
Current tax 1.6 - - 1.6
Working profit/(loss) before additions to property, plant and equipment 274.9 82.0 (69.4) 287.5
Additions to property, plant and equipment (22.8) (330.7) (0.2) (353.7)
Working profit/(loss) after additions to property, plant and equipment 252.1 (248.7) (69.6) (66.2)
1
Interest income excludes the unwinding of the Payments

made under protest
2
Interest expense excludes the discount recognised on

the initial recognition of the Payments made under

protest
Reconciliation of cost of sales to cash operating costs
Cost of sales (2,414.7) (131.3) (7.9) (2,553.9)
- Depreciation 142.8 25.7 0.6 169.1
- Change in estimate of environmental rehabilitation recognised in profit or loss (58.6) - (1.4) (60.0)
- Movement in gold in process and finished inventories - gold Bullion (16.4) (16.2) - (32.6)
- Ongoing rehabilitation expenditure 16.6 1.7 - 18.3
- Care and maintenance - - 8.8 8.8
- Other operating income/(costs) 19.2 8.3 (0.1) 27.4
Cash operating costs (2,311.1) (111.8) - (2,422.9)
Reconciliation of profit/(loss) for the year to working profit/(loss) before additions to property, plant and equipment
Profit/(loss) for the year 82.3 28.7 (32.5) 78.5
- Deferred tax 16.2 13.4 (1.4) 28.2
- Net other operating costs/(income) 40.2 15.4 (25.7) 29.9
- Ongoing rehabilitation expenditure 16.6 1.7 - 18.3
- Discount recognised on Payments made under protest including subsequent unwinding 3.5 - - 3.5
- Unwinding of provision for environmental rehabilitation 45.4 19.6 1.3 66.3
- Other income (2.2) - (5.7) (7.9)
- Growth in environmental rehabilitation obligation funds (11.3) (22.5) (4.6) (38.4)
- Change in estimate of provision for environmental rehabilitation recognised in profit or loss (58.6) - (1.4) (60.0)
- Depreciation 142.8 25.7 0.6 169.1
Working profit/(loss) before additions to property, plant and equipment 274.9 82.0 (69.4) 287.5
Statement of cash flows
Cash inflows/(outflows) from operating activities 221.7 89.3 (22.7) 288.3
Cash (outflows)/inflows from investing activities (39.4) (324.4) 60.8 (303.0)
Cash (outflows)/inflows from financing activities (291.7) 236.7 47.1 (7.9)
Reconciliation of adjusted EBITDA
Profit for the year 78.5
Income tax 26.6
Profit before tax 105.1
Finance expense 78.4
Finance income (58.3)
Results from operating activities 125.2
Depreciation 169.1
Share-based payment expense 21.4
Change in estimate of environmental rehabilitation recognised in profit (60.0)
Gain on financial instruments at fair value through profit or loss (2.1)
Gain on disposal of property, plant and equipment (5.8)
Retrenchment costs 6.3
Adjusted EBITDA
1
254.1

1
1

Adjusted EBITDA (that was considered from the year ended

30 June 2019 following the initial RCF agreement)

may not be comparable to
similarly titled measures of other companies. Adjusted

EBITDA is not a measure of performance

under IFRS and should be considered in
addition to, and not as a substitute for, other measures of financial performance and liquidity.